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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-08365

Select Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 1 of its series, Evergreen International Bond Fund, for the year ended October 31, 2004. This 1 series has an October 31 fiscal year end.

Date of reporting period: October 31, 2004

Item 1 - Reports to Stockholders.

Evergreen International Bond Fund

Evergreen

INTERNATIONAL BOND FUND

Annual Report
as of October 31, 2004

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
29	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2004

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen International Bond Fund, which covers the twelve-month period ended October 31, 2004.

The past twelve months have witnessed dramatic changes within the financial markets. New tax laws spurred increased risk appetites for businesses and consumers. Gross Domestic Product ("GDP") and corporate profits exceeded expectations, only to be followed by more moderate levels of growth. The Federal Reserve sounded the drums, and then eventually began to remove excess stimulus. International economies regained their footing, enabling many foreign bourses to strengthen. The weaker U.S. dollar presented opportunities, and challenges, for a variety of investors. Global commodity prices alternately surged, moderated, and then renewed their climb. A rancorous political season and the uncertain geopolitical environment accompanied these developments. Throughout this tumultuous period, our portfolio management teams endeavored to provide our diversified investors with sound fundamental analysis and investment decision-making.

The investment period began on the heels of a dramatic turnaround in the equity markets. Clarity on the war in Iraq and the changes in the tax laws had previously moved the markets, and this upward momentum was likely susceptible to disappointment. In addition, after openly discussing their fears of deflation, the Federal Reserve Board was discussing the possibility of  4% GDP growth in 2004. The bond market had responded with a violent, 150 basis point swing in the yield of the 10-year Treasury during the summer of 2003, and interest rate volatility had begun to settle down at the onset of the investment period.

LETTER TO SHAREHOLDERS continued

At this juncture, our Investment Strategy Committee had to make two important determinations. First, were the fundamentals supportive of continued growth in equities? And second, would the Federal Reserve be able to deliver on its goal of a "measured" removal of policy accommodation? After careful thought and spirited debate, we decided that the fundamentals were capable of supporting more moderate levels of growth in the equity markets and that this moderation in growth would provide the Federal Reserve with the cover to gradually nudge up interest rates without crippling the expansion.

We believed this period of more moderate growth would be unlike that of the previous year, when the rising tide lifted many boats. In this range-bound market, specific stock selection and sector emphasis would likely rule the day, as active management would play a critical role in the expected period of rising rates. For example, the Utilities and Telecom sectors, despite the more aggressive Federal Reserve, managed to deliver solid returns given the reduction in dividend tax rates. Other sectors faced challenges, such as the political uncertainty and the potential impact to the Healthcare stocks. Double-digit profit gains were also not enough to support Technology, which struggled with valuation concerns after the previous year's gains. Given these developments, diversification strategies were critical for successful portfolio performance. Indeed, those investors exposed to other asset classes, such as municipal securities and commodities, managed to generate positive momentum for their overall portfolios through the time-tested practice of proper asset allocation.

International diversification would also prove important in this environment. With many international growth rates in GDP and profits at a premium to those in the U.S., along with P/E discounts to many domestic companies, the fundamentals supported growth for international equities. Higher interest rates abroad also enabled international bonds to generate solid returns, and the weaker dollar served to enhance the total return potential for foreign investments after adjusting for currency translation.

LETTER TO SHAREHOLDERS continued

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of October 31, 2004

MANAGEMENT TEAM

Anthony Norris

Customized Fixed Income Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/15/1993

	Class A	Class B	Class C	Class I	Class IS
Class inception date	9/30/2003	9/30/2003	9/30/2003	12/15/1993	12/15/1993

Nasdaq symbol	ESIYX	ESIUX	ESIVX	ESICX	ESIBX

Average annual return*

1-year with sales charge	6.48%	6.20%	10.13%	N/A	N/A

1-year w/o sales charge	11.76%	11.20%	11.13%	12.04%	11.83%

5-year	9.04%	9.70%	9.96%	10.14%	9.90%

10-year	8.08%	8.54%	8.54%	8.63%	8.38%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Classes I and IS are not subject to sales charges. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, one of the original classes offered along with Class IS. Historical performance shown for Class I shares prior to 8/31/1998 is based on the performance of Class Y of the fund's predecessor fund, CoreFund Global Bond Fund. Historical performance shown for Class IS prior to 8/31/1998 is based on the performance of Class A of the fund's predecessor fund and reflects the same 0.25% 12b-1 fee applicable to Class IS. The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen International Bond Fund Class A shares, versus a similar investment in the JPMorgan Global Government Bond Index Excluding U.S. (JPMGXUS) and the Consumer Price Index (CPI).

The JPMGXUS is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 11.76% for the twelve-month period ended October 31, 2004, excluding any applicable sales charges. During the same period, the JPMorgan Global Government Bond Index Excluding U.S. (JPMGXUS) returned 12.19% .

The twelve-month period ended October 31, 2004 was characterized by continued weakness in the U.S. dollar relative to other major currencies. Market interest rates were volatile, but the overall directional trend in interest rates was not clear. However, central banks, led by the U.S. Federal Reserve, raised short-term lending rates in an effort to stem any increase in inflationary pressures as they move in a "measured" fashion towards a neutral stance.

The fund performed well during the period, consistent with the performance of the benchmark JPMGXUS.

Throughout the year, the fund de-emphasized the U.S. dollar. Performance was supported by investing in some smaller markets, including Australia, New Zealand, Norway, Sweden, Hungary and Poland. In addition, managers hedged some foreign bonds back into the Canadian dollar, which showed greater strength than the U.S. currency. Corporate bonds were overweighted to take advantage of opportunities created by the strengthening global economy. Managers also diversified into inflation-protected bonds as a defensive strategy.

Concerned about the risk of rising market interest rates, the fund's duration was consistently shorter than that of the benchmark JPMGXUS. Managers believed that real yields were very low and that there was risk that market interest rates could rise and undermine the price of bonds. However, market rates did not rise and the portfolio's shorter duration detracted from performance relative to the index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changed in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of October 31, 2004, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

The example illustrates your fund's costs in two ways:

  Actual expenses
  The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2004	10/31/2004	Period*

Actual
Class A	$ 1,000.00	$ 1,087.00	$ 5.77
Class B	$ 1,000.00	$ 1,083.25	$ 9.43
Class C	$ 1,000.00	$ 1,083.31	$ 9.43
Class I	$ 1,000.00	$ 1,087.54	$ 4.20
Class IS	$ 1,000.00	$ 1,087.71	$ 5.51
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.61	$ 5.58
Class B	$ 1,000.00	$ 1,016.09	$ 9.12
Class C	$ 1,000.00	$ 1,016.09	$ 9.12
Class I	$ 1,000.00	$ 1,021.11	$ 4.06
Class IS	$ 1,000.00	$ 1,019.86	$ 5.33

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.10% for Class A, 1.80% for Class B, 1.80% for Class C, 0.80% for Class I and 1.05% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS A	2004 [1]	2003 [1,2]

Net asset value, beginning of period	$ 10.70	$10.73

Income from investment operations
Net investment income	0.40	0.04
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.82	(0.07) [3]

Total from investment operations	1.22	(0.03)

Distributions to shareholders from
Net investment income	(0.47)	0
Net realized gains	(0.04)	0

Total distributions to shareholders	(0.51)	0

Net asset value, end of period	$ 11.41	$10.70

Total return [4]	11.76%	(0.28%)

Ratios and supplemental data
Net assets, end of period (thousands)	$28,922	$ 999
Ratios to average net assets
Expenses [5]	1.14%	1.42% [6]
Net investment income	3.68%	3.85% [6]
Portfolio turnover rate	103%	46%

[1] Net investment income per share is based on average shares outstanding during the period.
[2] For the period from September 30, 2003 (commencement of class operations), to October 31, 2003.
[3] The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
[4] Excluding applicable sales charges
[5] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[6] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS B	2004 [1]	2003 [1,2]

Net asset value, beginning of period	$10.69	$10.73

Income from investment operations
Net investment income	0.32	0.03
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.85	(0.07) [3]

Total from investment operations	1.17	(0.04)

Distributions to shareholders from
Net investment income	(0.40)	0
Net realized gains	(0.04)	0

Total distributions to shareholders	(0.44)	0

Net asset value, end of period	$11.42	$10.69

Total return [4]	11.20%	(0.37%)

Ratios and supplemental data
Net assets, end of period (thousands)	$5,766	$ 331
Ratios to average net assets
Expenses [5]	1.84%	2.18% [6]
Net investment income	2.99%	3.32% [6]
Portfolio turnover rate	103%	46%

[1] Net investment income per share is based on average shares outstanding during the period.
[2] For the period from September 30, 2003 (commencement of class operations), to October 31, 2003.
[3] The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
[4] Excluding applicable sales charges
[5] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[6] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS C	2004 [1]	2003 [1,2]

Net asset value, beginning of period	$ 10.69	$10.73

Income from investment operations
Net investment income	0.32	0.03
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.84	(0.07) [3]

Total from investment operations	1.16	(0.04)

Distributions to shareholders from
Net investment income	(0.41)	0
Net realized gains	(0.04)	0

Total distributions to shareholders	(0.45)	0

Net asset value, end of period	$ 11.40	$10.69

Total return [4]	11.13%	(0.37%)

Ratios and supplemental data
Net assets, end of period (thousands)	$13,676	$ 811
Ratios to average net assets
Expenses [5]	1.84%	2.20% [6]
Net investment income	2.98%	3.37% [6]
Portfolio turnover rate	103%	46%

[1] Net investment income per share is based on average shares outstanding during the period.
[2] For the period from September 30, 2003 (commencement of class operations), to October 31, 2003.
[3] The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
[4] Excluding applicable sales charges
[5] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[6] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,				Year Ended September 30,

CLASS I	2004 [1]	2003 [1]	2002	2001 [2]	2001	2000

Net asset value, beginning of period	$ 10.69	$ 9.14	$ 8.61	$ 8.43	$ 8.17	$ 9.51

Income from investment operations
Net investment income	0.43	0.48	0.48	0.04	0.42	0.43
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	0.82	1.84	0.45	0.14	0.37	(1.21)

Total from investment operations	1.25	2.32	0.93	0.18	0.79	(0.78)

Distributions to shareholders from
Net investment income	(0.50)	(0.77)	(0.40)	0	(0.53)	(0.56)
Net realized gains	(0.04)	0	0	0	0	0

Total distributions to shareholders	(0.54)	(0.77)	(0.40)	0	(0.53)	(0.56)

Net asset value, end of period	$ 11.40	$ 10.69	$ 9.14	$ 8.61	$ 8.43	$ 8.17

Total return	12.04%	25.79%	11.11%	2.14%	9.90%	(4.87%)

Ratios and supplemental data
Net assets, end of period (thousands)	$427,959	$147,367	$67,487	$65,582	$64,824	$71,910
Ratios to average net assets
Expenses [3]	0.84%	0.91%	0.74%	0.67% [4]	0.71%	0.70%
Net investment income	3.96%	4.60%	5.55%	5.30% [4]	5.03%	4.52%
Portfolio turnover rate	103%	46%	54%	0%	66%	64%

[1] Net investment income per share is based on average shares outstanding during the period.
[2] For the one month ended October 31, 2001. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2001.
[3] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[4] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,				Year Ended September 30,

CLASS IS	2004 [1]	2003 [1]	2002	2001 [2]	2001	2000

Net asset value, beginning of period	$10.70	$ 9.16	$ 8.63	$8.45	$8.17	$9.50

Income from investment operations
Net investment income	0.40	0.44	0.44	0.08	0.42	0.33
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	0.83	1.86	0.47	0.10	0.36	(1.13)

Total from investment operations	1.23	2.30	0.91	0.18	0.78	(0.80)

Distributions to shareholders from
Net investment income	(0.48)	(0.76)	(0.38)	0	(0.50)	(0.53)
Net realized gains	(0.04)	0	0	0	0	0

Total distributions to shareholders	(0.52)	(0.76)	(0.38)	0	(0.50)	(0.53)

Net asset value, end of period	$11.41	$10.70	$ 9.16	$8.63	$8.45	$8.17

Total return	11.83%	25.48%	10.81%	2.13%	9.66%	(8.67%)

Ratios and supplemental data
Net assets, end of period (thousands)	$5,816	$2,297	$ 133	$ 204	$ 175	$ 159
Ratios to average net assets
Expenses [3]	1.10%	1.18%	0.98%	0.93% [4]	0.96%	0.95%
Net investment income	3.71%	4.18%	5.29%	5.07% [4]	4.80%	4.26%
Portfolio turnover rate	103%	46%	54%	0%	66%	64%

[1] Net investment income per share is based on average shares outstanding during the period.
[2] For the one month ended October 31, 2001. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2001.
[3] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[4] Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2004

	Principal
	Amount	Value

CORPORATE BONDS 1.8%
CONSUMER DISCRETIONARY 0.6%
Auto Components 0.6%
TRW Automotive, Inc., 10.125%, 02/15/2013	$1,877,000	$2,761,290

ENERGY 1.2%
Oil & Gas 1.2%
Pemex Project Funding Master Trust, 6.625%, 04/04/2010	4,150,000	5,782,163

Total Corporate Bonds (cost $7,989,500)		8,543,453

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) 63.3%
CONSUMER DISCRETIONARY 4.6%
Automobiles 1.0%
Renault SA, 6.125%, 06/26/2009, EUR	3,500,000	4,939,657

Hotels, Restaurants & Leisure 1.1%
Sodexho Alliance SA, 5.875%, 03/25/2009, EUR	3,690,000	5,059,869

Internet & Catalog Retail 0.2%
Great University Stores, 6.375%, 07/16/2009, GBP	600,000	1,141,708

Media 0.3%
WPP Group plc, 6.00%, 06/18/2008, EUR	1,000,000	1,385,325

Multi-line Retail 1.0%
Debenhams Finance, 9.50%, 08/28/2012, EUR	1,750,000	2,504,185
Woolworths Group plc, 8.75%, 11/15/2006, GBP	1,100,000	2,134,098

		4,638,283

Specialty Retail 1.0%
LVMH Moet Hennessy:
5.00%, 04/29/2010, EUR	2,000,000	2,692,892
6.125%, 06/25/2008, EUR	1,500,000	2,098,448

		4,791,340

CONSUMER STAPLES 4.9%
Beverages 0.5%
Canandaigua Brands, Inc., 8.50%, 11/15/2009, GBP	1,125,000	2,208,399

Food & Staples Retailing 2.6%
Big Food Group, 9.75%, 06/30/2012, GBP	800,000	1,544,146
Casino Guichard Perrachon SA, 5.25%, 04/28/2010, EUR	3,696,000	4,961,849
McDonald's Corp., 5.625%, 10/07/2009, EUR	500,000	699,291
Tesco plc, 4.75%, 04/13/2010, GBP	4,000,000	5,381,949

		12,587,235

Food Products 0.6%
Cadbury Schweppes plc, 2.42%, 06/29/2007, EUR	2,390,000	3,046,771

Tobacco 1.2%
BAT International Finance plc:
4.875%, 02/25/2009, EUR	2,000,000	2,643,297
5.125%, 07/09/2013, EUR	500,000	648,937

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Principal
	Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) continued
CONSUMER STAPLES continued
Tobacco continued
Gallaher Group plc, 5.875%, 08/06/2008, EUR	600,767	$832,372
Imperial Tobacco, 6.50%, 11/13/2008, GBP	1,000,000	1,889,638

		6,014,244

FINANCIALS 44.9%
Capital Markets 6.7%
General Electric Capital Corp., 2.166%, 03/31/2008, EUR	1,750,000	2,226,527
Goldman Sachs Group, Inc.:
4.25%, 08/04/2010, EUR	2,000,000	2,610,790
5.125%, 04/24/2013, EUR	1,750,000	2,353,264
Lehman Brothers Holdings, Inc., 2.50%, 01/31/2005, EUR	5,500,000	7,015,955
Merrill Lynch & Co., Inc.:
2.33%, 03/22/2011, EUR	2,850,000	3,632,816
2.47%, 03/22/2011, EUR	2,500,000	3,183,653
4.625%, 10/02/2013, EUR	500,000	648,968
5.125%, 09/24/2010, GBP	2,500,000	4,525,958
Morgan Stanley, 4.375%, 03/01/2010, EUR	4,500,000	5,941,395

		32,139,326

Commercial Banks 19.7%
Banco Santander, 4.00%, 09/10/2010, EUR	7,700,000	10,059,393
BoS International Australia, Ltd., 3.50%, 01/22/2007, CAD	5,100,000	4,170,733
BSCH Issuances, Ltd., 5.125%, 07/06/2009, EUR	2,200,000	3,001,018
Deutsche Bank AG, 5.125%, 01/31/2013, EUR	1,000,000	1,363,016
DnB NOR ASA, 2.24%, 06/03/2009, EUR	4,500,000	5,731,441
Eurofima, 6.50%, 08/22/2011, AUD	20,000,000	15,556,586
European Investment Bank:
6.00%, 08/14/2013, AUD	14,713,000	11,278,497
6.50%, 09/10/2014, NZD	3,000,000	2,041,870
8.00%, 10/21/2013, ZAR	62,620,000	9,810,042
HBOS Treasury Services plc, 2.22%, 03/14/2008, EUR	3,300,000	4,209,784
Kredit Wiederaufbau, 3.50%, 04/17/2009, EUR	2,620,000	3,390,910
Landesbank Schleswig Holstein, 4.50%, 01/10/2008, SEK	15,000,000	2,172,924
Lloyds Bank plc, 4.75%, 03/18/2011, EUR	2,470,000	3,343,033
Rabobank Nederland, 4.25%, 01/05/2009, CAD	5,920,000	4,873,824
Royal Bank of Canada, 5.00%, 01/08/2005, GBP	4,921,000	9,036,787
Unicredito Italiano SpA:
2.22%, 01/24/2005, EUR	1,500,000	1,910,364
6.10%, 02/28/2012, EUR	2,200,000	3,170,133

		95,120,355

Consumer Finance 3.4%
American Express Credit Corp., 5.625%, 08/18/2009, GBP	1,000,000	1,854,872
Ford Motor Credit, 7.25%, 02/22/2005, GBP	800,000	1,475,312
GE Capital Australia Funding, 6.00%, 06/15/2011, AUD	3,000,000	2,238,085
International Lease Finance Corp., 4.125%, 10/09/2008, EUR	2,000,000	2,612,574

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Principal
	Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) continued
FINANCIALS continued
Consumer Finance continued
National Grid Group Finance, 6.125%, 08/23/2011, EUR	1,950,000	$2,791,247
Olivetti Finance NV, 6.875%, 01/24/2013, EUR	40,000	59,559
Toyota Credit Canada:
4.75%, 12/30/2008, CAD	3,320,000	3,205,350
4.75%, 06/29/2009, CAD	2,300,000	1,925,494

		16,162,493

Diversified Financial Services 6.4%
Cédulas TDA, 3.25%, 06/19/2010, EUR	6,100,000	7,699,292
Corp Andina De Fom, 7.625%, 12/06/2010, GBP	742,000	1,485,693
Household Finance Corp.:
4.50%, 11/12/2010, EUR	2,000,000	2,650,054
5.125%, 06/24/2009, EUR	3,212,000	4,385,991
JSG Funding plc, 10.125%, 10/01/2012, EUR	2,030,000	2,937,720
Nationwide Building Society, 2.24%, 12/01/2015, EUR	3,624,000	4,615,254
Network Rail Finance plc, 2.10%, 02/27/2007, EUR	1,300,000	1,658,068
Principal Financial Group, 6.25%, 01/31/2008, AUD	2,000,000	1,511,254
Siemens Financier, 5.50%, 03/12/2007, EUR	3,000,000	4,061,894

		31,005,220

Insurance 1.1%
AIG Sunamerica, 5.50%, 03/07/2011, EUR	500,000	699,323
Travelers Insurance Co., 6.00%, 04/07/2009, AUD	6,000,000	4,490,062

		5,189,385

Thrifts & Mortgage Finance 7.6%
Britannia Building Society, 8.875%, 09/30/2011, GBP	1,000,000	1,956,968
Nykredit:
4.00%, 10/01/2020, DKK	79,151,915	13,334,098
6.00%, 10/01/2022, DKK	37,703,492	6,788,207
Realkredit Danmark, 4.00%, 10/01/2020, DKK	74,148,981	12,487,486
Totalkredit, 6.00%, 07/01/2022, DKK	12,238,607	2,205,036

		36,771,795

INDUSTRIALS 3.3%
Building Products 0.4%
St. Gobain Nederland BV, 5.00%, 04/16/2010, EUR	1,500,000	2,029,513

Commercial Services & Supplies 0.6%
Agbar International, 6.00%, 11/12/2009, EUR	2,260,000	3,207,038

Construction & Engineering 0.9%
ABB International Finance, Ltd., 11.00%, 01/15/2008, EUR	2,850,000	4,325,481

Electrical Equipment 0.7%
Fimep SA, 11.00%, 02/15/2013, EUR	2,090,000	3,217,180

Industrial Conglomerates 0.7%
Tyco International Group, 5.50%, 11/19/2008, EUR	2,360,000	3,229,052

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Principal
	Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) continued
INDUSTRIALS continued
Road & Rail 0.0%
Deutsche Bahn Finance BV, 6.00%, 06/15/2010, EUR	76,000	$108,932

INFORMATION TECHNOLOGY 0.6%
Office Electronics 0.6%
Xerox Corp., 9.75%, 01/15/2009, EUR 144A	1,793,000	2,715,545

TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 2.8%
Deutsche Telekom AG:
7.125%, 06/15/2005, GBP	640,000	1,192,871
7.125%, 07/11/2011, GBP	1,000,000	1,489,476
France Telecom:
2.40%, 01/23/2007, EUR	2,018,000	2,577,048
7.50%, 03/14/2005, EUR	190,000	271,447
Sogerim SA, 7.25%, 04/20/2011, EUR	3,500,000	5,202,680
Telecom Italia SpA, 2.45%, 10/29/2007, EUR	2,200,000	2,809,047

		13,542,569

UTILITIES 2.2%
Electric Utilities 0.8%
Electricidade De Portugal, 6.40%, 10/29/2009, EUR	2,260,000	3,251,838
Endesa BV, 5.375%, 02/21/2013, EUR	46,000	63,491
Iberdrola International BV, 4.875%, 02/18/2013, EUR	500,000	669,907

		3,985,236

Oil & Gas 0.9%
Total Capital SA, 5.75%, 04/08/2011, AUD	6,000,000	4,444,355

Water Utilities 0.5%
Vivendi Environnement:
5.875%, 06/27/2008, EUR	500,000	693,278
5.875%, 02/01/2012, EUR	1,000,000	1,411,840

		2,105,118

Total Foreign Bonds-Corporate (cost $279,832,828)		305,111,424

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) 29.2%
Australia, 4.00%, 08/20/2015, AUD	6,466,000	7,028,251
Colombia, 11.375%, 01/31/2008, EUR	500,000	741,870
Hungary, 7.00%, 08/12/2005, HUF	1,274,000,000	6,440,107
Mexico, 7.375%, 03/13/2008, EUR 144A	500,000	716,087
New Zealand:
6.00%, 11/15/2011, NZD	11,850,000	8,099,227
6.50%, 04/15/2013, NZD	18,499,000	13,041,021
Norway:
5.00%, 05/15/2015, NOK	17,550,000	2,938,177
6.50%, 05/15/2013, NOK	101,620,000	18,741,602
Poland, 8.50%, 11/12/2006, PLN	42,500,000	12,881,068

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Principal
	Amount	Value

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) continued
Quebec Province:
4.25%, 07/09/2010, CAD	1,100,000	$893,170
5.625%, 06/21/2011, EUR	2,620,000	3,723,571
South Africa, 7.00%, 04/10/2008, EUR	1,383,000	1,961,479
Sweden:
3.80%, 12/01/2015, SEK	113,390,000	19,829,872
5.25%, 03/15/2011, SEK	80,110,000	12,140,584
6.75%, 05/05/2014, SEK	72,500,000	12,218,320
Turkey Republic, 9.875%, 01/24/2008, EUR	500,000	718,573
Ukraine, 10.00%, 03/15/2007, EUR	280,008	386,706
United Kingdom, 6.21%, 02/22/2005, GBP	3,875,000	18,408,948

Total Foreign Bonds-Government (cost $130,270,325)		140,908,633

YANKEE OBLIGATIONS-CORPORATE 1.0%
FINANCIALS 0.9%
Commercial Banks 0.1%
UBS Luxem SA, 3.86%, 01/26/2005	$ 700,000	699,823

Diversified Financial Services 0.8%
International Lease Finance Co., 2.51%, 11/12/2008	3,000,000	3,828,988

TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
TPSA Finance BV, 7.75%, 12/10/2008	500,000	569,485

Total Yankee Obligations-Corporate (cost $4,927,285)		5,098,296

YANKEE OBLIGATIONS-GOVERNMENT 0.5%
Egypt, 8.75%, 07/11/2011 144A	500,000	605,175
Korea, 8.875%, 04/15/2008	1,000,000	1,180,250
Malaysia, 7.50%, 07/15/2011	500,000	589,625

Total Yankee Obligations-Government (cost $2,083,053)		2,375,050

	Shares	Value

SHORT-TERM INVESTMENTS 3.7%
MUTUAL FUND SHARES 3.7%
Evergreen Institutional Money Market Fund ø (cost $17,777,605)	17,777,605	17,777,605

Total Investments (cost $442,880,596) 99.5%		479,814,461
Other Assets and Liabilities 0.5%		2,323,976

Net Assets 100.0%		$482,138,437

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand

The following table shows the percent of total investments by geographic location as of October 31, 2004:

United States	16.4%
United Kingdom	12.2%
Sweden	9.3%
France	7.4%
Denmark	7.3%
Luxembourg	6.7%
Norway	5.7%
Netherlands	4.6%
New Zealand	4.4%
Canada	4.3%
Australia	3.7%
Spain	3.7%
Switzerland	3.2%
Poland	2.7%
Italy	1.6%
Germany	1.5%
Hungary	1.3%
Cayman Islands	1.1%
Portugal	0.7%
Ireland	0.6%
South Africa	0.4%
Venezuela	0.3%
South Korea	0.2%
Colombia	0.2%
Mexico	0.1%
Egypt	0.1%
Malaysia	0.1%
Turkey	0.1%
Ukraine	0.1%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of October 31, 2004 (unaudited):

AAA	38.6%
AA	15.4%
A	24.7%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

BBB	13.3%
BB	1.8%
B	3.5%
NR	2.7%

100.0%

The following table shows the percent of total bonds by maturity as of October 31, 2004 (unaudited):

Less than 1 year	3.9%
1 to 3 year(s)	6.9%
3 to 5 years	21.3%
5 to 10 years	54.2%
10 to 20 years	13.7%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

Assets
Investments in securities, at value (cost $442,880,596)	$479,814,461
Cash	3,505
Foreign currency, at value (cost $298,607)	305,801
Receivable for securities sold	6,401
Receivable for Fund shares sold	1,536,933
Interest receivable	9,303,030
Receivable for closed forward foreign currency exchange contracts	453,459
Prepaid expenses and other assets	66,156

Total assets	491,489,746

Liabilities
Payable for securities purchased	9,101,301
Payable for Fund shares redeemed	102,115
Payable for closed forward foreign currency exchange contracts	26,327
Advisory fee payable	20,088
Distribution Plan expenses payable	2,411
Due to other related parties	4,670
Accrued expenses and other liabilities	94,397

Total liabilities	9,351,309

Net assets	$482,138,437

Net assets represented by
Paid-in capital	$442,499,719
Undistributed net investment income	3,004,214
Accumulated net realized losses on securities and foreign
currency related transactions	(1,092,155)
Net unrealized gains on securities and foreign currency related transactions	37,726,659

Total net assets	$482,138,437

Net assets consists of
Class A	$28,921,925
Class B	5,765,771
Class C	13,675,558
Class I	427,958,713
Class IS	5,816,470

Total net assets	$482,138,437

Shares outstanding
Class A	2,535,416
Class B	505,067
Class C	1,200,016
Class I	37,526,571
Class IS	509,853

Net asset value per share
Class A	$11.41
Class A - Offering price (based on sales charge of 4.75%)	$11.98
Class B	$11.42
Class C	$11.40
Class I	$11.40
Class IS	$11.41

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended October 31, 2004

Investment income
Interest (net of foreign withholding taxes of $34,097)	$14,806,718

Expenses
Advisory fee	1,590,244
Distribution Plan expenses
Class A	53,052
Class B	34,771
Class C	92,570
Class IS	10,841
Administrative services fee	308,266
Transfer agent fees	85,858
Trustees' fees and expenses	5,538
Printing and postage expenses	42,971
Custodian and accounting fees	432,398
Registration and filing fees	103,556
Professional fees	25,501
Other	9,078

Total expenses	2,794,644
Less: Expense reductions	(11,410)

Net expenses	2,783,234

Net investment income	12,023,484

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	8,196,424
Foreign currency related transactions	(5,674,885)

Net realized gains on securities and foreign currency related transactions	2,521,539
Net change in unrealized gains or losses on securities and foreign
currency related transactions	24,746,190

Net realized and unrealized gains or losses on securities and foreign
currency related transactions	27,267,729

Net increase in net assets resulting from operations	$39,291,213

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2004		2003(a)

Operations
Net investment income		$12,023,484		$4,744,911
Net realized gains on securities
and foreign currency related
transactions		2,521,539		5,270,340
Net change in unrealized gains on
securities and foreign currency
related transactions		24,746,190		10,296,686

Net increase in net assets
resulting from operations		39,291,213		20,311,937

Distributions to shareholders from
Net investment income
Class A		(764,020)		0
Class B		(123,491)		0
Class C		(343,034)		0
Class I		(12,414,160)		(8,073,921)
Class IS		(190,997)		(149,586)
Net realized gains
Class A		(17,577)		0
Class B		(2,013)		0
Class C		(8,266)		0
Class I		(693,290)		0
Class IS		(10,560)		0

Total distributions to shareholders		(14,567,408)		(8,223,507)

	Shares		Shares
Capital share transactions
Proceeds from shares sold

Class A	2,704,539	29,552,280	93,437	1,001,063
Class B	529,641	5,803,508	30,980	334,325
Class C	1,285,903	14,086,444	75,818	817,459
Class I	25,813,397	280,520,949	7,135,903	75,444,126
Class IS	540,951	5,905,088	448,186	4,780,472

		335,868,269		82,377,445

Net asset value of shares issued
in reinvestment of distributions
Class A	48,995	528,573	0	0
Class B	7,027	75,856	0	0
Class C	15,393	165,985	0	0
Class I	647,338	6,983,419	541,354	5,676,872
Class IS	3,481	37,508	6,757	72,370

		7,791,341	0	5,749,242

Automatic conversion of
Class B shares to Class A shares
Class A	5,366	58,611	0	0
Class B	(5,363)	(58,611)	0	0

		0		0

Payment for shares redeemed
Class A	(316,921)	(3,409,334)	0	0
Class B	(57,218)	(623,092)	0	0
Class C	(177,098)	(1,896,726)	0	0
Class I	(2,714,238)	(29,441,576)	(1,278,881)	(13,322,399)
Class IS	(249,272)	(2,679,506)	(254,807)	(2,707,985)

		(38,050,234)		(16,030,384)

(a)	For Classes A, B and C shares, for the period from September 30, 2003 (commencement of class operations), to October 31, 2003.

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended October 31,

	2004	2003 (a)

Capital share transactions
continued
Net increase in net assets
resulting from capital share
transactions	$ 305,609,376	$ 72,096,303

Total increase in net assets	330,333,181	84,184,733
Net assets
Beginning of period	151,805,256	67,620,523

End of period	$ 482,138,437	$ 151,805,256

Undistributed net investment income	$ 3,004,214	$ 2,503,293

(a)	For Classes A, B and C shares, for the period from September 30, 2003 (commencement of class operations), to October 31, 2003.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen International Bond Fund (the "Fund") is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated

NOTES TO FINANCIAL STATEMENTS continued

in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses, dividends paid through share redemptions and premium amortization.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.52% and declining to 0.45% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.52% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

NOTES TO FINANCIAL STATEMENTS continued

For the year ended October 31, 2004 EIS received $5,722 from the sale of Class A shares and $3,421,and $3,491 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $585,924,518 and $293,409,034, respectively, for the year ended October 31, 2004.

On October 31, 2004, the aggregate cost of securities for federal income tax purposes was $446,271,343. The gross unrealized appreciation and depreciation on securities based on tax cost was $36,579,533 and $3,036,415, respectively, with a net unrealized appreciation of $33,543,118.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended October 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed
Long-term
Undistributed	Capital	Unrealized
Ordinary Income	Gain	Appreciation

$ 5,691,497	$ 404,103	$ 33,543,118

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, premium amortization and unrealized foreign currency gains.

The tax character of distributions paid was as follows:

	Year Ended October 31,

	2004	2003

Ordinary Income	$ 13,835,702	$ 8,426,283
Long-term Capital Gain	731,706	212,766

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended October 31, 2004, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

12. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

13. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated

NOTES TO FINANCIAL STATEMENTS continued

broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen is engaging in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

14. SUBSEQUENT DISTRIBUTIONS

On December 7, 2004, the Fund declared distributions from long-term capital gains to shareholders of record on December 6, 2004. The per share amounts payable on December 8, 2004 are as follows:

Long-term
Capital Gains

Class A	$0.008

Class B	0.008

Class C	0.008

Class I	0.008

Class IS	0.008

These distributions are not reflected in the accompanying financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen International Bond Fund, a series of Evergreen Select Fixed Income Trust, as of October 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen International Bond Fund, as of October 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
December 10, 2004

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With over $247 billion in assets under management as of September 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564344 rv2 12/2004

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 1series of the Registrant's annual financial statements for the fiscal years ended October 31, 2003 and October 31, 2004, and fees billed for other services rendered by KPMG LLP.

	2003	2004
Audit fees	$19,000	$22,396
Audit-related fees (1)	1,808	0

Audit and audit-related fees	20,808	22,396
Tax fees (2)	1,800	1,042
All other fees	0	0

Total fees	$22,608	$23,438

(1) Audit-related fees consists principally of fees for interfund lending procedures and any merger related activity. (2) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the "Act"), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor's independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the "SEC") has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specified pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor's independence.

II. Delegation

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor's report on management's report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit –related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds' financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC's rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC's prohibited non-audit services is attached to this policy as Exhibit 1. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor's annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor's services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds' investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable at this time. Applicable for closed-end funds only.

Item 9 – Submission of Matters to a Vote of Security Holders

If applicable, not applicable at this time.

Item 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 12/29/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 12/29/2004

By:
________________________
Carol A. Kosel
Principal Financial Officer

Date: 12/29/2004